PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9.    PROPERTY, PLANT AND EQUIPMENT

Changes in the net carrying amount of property, plant and equipment are as follows:

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Cost

Balance as of December 31, 2021	$233.8	$1,383.0	$6,841.2	$95.8	$8,553.8
Additions	3.1	66.8	257.1	42.7	369.7
Net change in additions financed with non-cash balances	—	(2.6)	(9.5)	14.7	2.6
Reclassification	(6.4)	6.8	82.0	(82.4)	—
Retirement, disposals and other	(2.0)	(137.4)	(60.3)	—	(199.7)
Balance as of December 31, 2022	228.5	1,316.6	7,110.5	70.8	8,726.4
Additions	1.4	56.9	205.0	126.0	389.3
Net change in additions financed with non-cash balances	—	0.2	22.1	(21.6)	0.7
Business acquisitions (note 7)	11.3	16.7	598.0	83.1	709.1
Reclassification	0.4	2.9	95.6	(98.9)	—
Retirement, disposals and other	(4.4)	(82.2)	(71.8)	—	(158.4)
Balance as of December 31, 2023	$237.2	$1,311.1	$7,959.4	$159.4	$9,667.1

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2021	$95.0	$1,150.2	$4,547.0	$—	$5,792.2
Depreciation	6.2	78.6	431.2	—	516.0
Retirement, disposals and other	(2.0)	(132.7)	(57.5)	—	(192.2)
Balance as of December 31, 2022	99.2	1,096.1	4,920.7	—	6,116.0
Depreciation	9.1	74.2	467.9	—	551.2
Retirement, disposals and other	(2.1)	(80.2)	(70.7)	—	(153.0)
Balance as of December 31, 2023	$106.2	$1,090.1	$5,317.9	$—	$6,514.2

Net carrying amount
As of December 31, 2022	$129.3	$220.5	$2,189.8	$70.8	$2,610.4
As of December 31, 2023	131.0	221.0	2,641.5	159.4	3,152.9